Performance Management - Aristotle Pacific EXclusive Fund Series C	Mar. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.